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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21260

CM Advisers Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:    (512) 329-0050

Date of fiscal year end:      February 28, 2011

Date of reporting period:     May 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisers Fund
Schedule of Investments
May 31, 2010 (Unaudited)

COMMON STOCKS - 85.8%	Shares	Value
Consumer Discretionary - 15.7%
Distributors - 0.5%
Core-Mark Holding Company, Inc. *	22,725	$615,393

Diversified Consumer Services - 5.3%
CPI Corporation	243,770	6,842,624

Household Durables - 3.0%
MDC Holdings, Inc.	46,725	1,466,230
Toll Brothers, Inc. *	116,910	2,463,294
		3,929,524
Leisure Equipment & Products - 0.9%
Arctic Cat, Inc. *	101,565	1,164,951

Media - 4.7%
Comcast Corporation - Class A Special	12,900	222,138
News Corporation - Class A	113,665	1,500,378
Walt Disney Company (The)	130,855	4,373,174
		6,095,690
Multi-Line Retail - 0.6%
J. C. Penney Company, Inc.	29,435	809,168

Specialty Retail - 0.7%
Pacific Sunwear of California, Inc. *	236,750	963,572

Consumer Staples - 16.4%
Beverages - 4.3%
Coca-Cola Company (The)	108,635	5,583,839

Food & Staples Retailing - 7.5%
Walgreen Company	120,525	3,861,621
Wal-Mart Stores, Inc.	117,850	5,958,496
		9,820,117
Food Products - 1.0%
General Mills, Inc.	17,240	1,228,005

Household Products - 3.6%
Colgate-Palmolive Company	50,200	3,920,118
Procter & Gamble Company (The)	12,900	788,061
		4,708,179
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Frontier Oil Corporation	128,225	1,783,610
Valero Energy Corporation	83,800	1,565,384
		3,348,994
Financials - 7.2%
Commercial Banks - 2.8%
Wells Fargo & Company	125,887	3,611,698

See accompanying notes to Schedules of Investments.

CM Advisers Fund
Schedule of Investments (Continued)

COMMON STOCKS - 85.8% (Continued)	Shares	Value
Financials - 7.2% (Continued)
Consumer Finance - 1.1%
American Express Company	37,275	$1,486,154

Insurance - 3.3%
Marsh & McLennan Companies, Inc.	180,712	3,941,329
SeaBright Holdings, Inc.	40,000	412,400
		4,353,729
Health Care - 4.3%
Health Care Providers & Services - 4.3%
UnitedHealth Group, Inc.	194,410	5,651,499

Industrials - 12.4%
Air Freight & Logistics - 1.5%
FedEx Corporation	7,615	635,776
United Parcel Service, Inc. - Class B	20,380	1,279,049
		1,914,825
Building Products - 2.9%
Masco Corporation	283,820	3,788,997

Commercial Services & Supplies - 0.6%
Cintas Corporation	29,625	770,250

Electrical Equipment - 1.3%
Emerson Electric Company	37,915	1,760,773

Industrial Conglomerates - 5.0%
3M Company	52,690	4,178,844
General Electric Company	142,495	2,329,793
		6,508,637
Machinery - 0.0%
Lydall, Inc. *	4,825	38,890

Professional Services - 0.6%
CDI Corporation	40,764	651,001
LECG Corporation *	31,532	104,686
		755,687
Trading Companies & Distributors - 0.5%
Lawson Products, Inc.	45,090	620,889

Information Technology - 24.0%
Computers & Peripherals - 4.4%
Dell, Inc. *	312,340	4,163,492
Hutchinson Technology, Inc. *	286,600	1,567,702
		5,731,194
Electronic Equipment, Instruments & Components - 2.1%
Maxwell Technologies, Inc. *	107,365	1,272,275
Newport Corporation *	146,000	1,515,480
		2,787,755
IT Services - 3.0%
Automatic Data Processing, Inc.	59,405	2,428,476

See accompanying notes to Schedules of Investments.

CM Advisers Fund
Schedule of Investments (Continued)

COMMON STOCKS - 85.8% (Continued)	Shares	Value
Information Technology - 24.0% (Continued)
IT Services - 3.0% (Continued)
Paychex, Inc.	51,010	$1,455,826
		3,884,302
Semiconductors & Semiconductor Equipment - 8.7%
Applied Materials, Inc.	297,170	3,836,465
Cohu, Inc.	700	9,807
Intel Corporation	134,100	2,872,422
MEMC Electronic Materials, Inc. *	188,565	2,140,213
Texas Instruments, Inc.	99,750	2,435,895
		11,294,802
Software - 5.8%
Microsoft Corporation	292,330	7,542,114

Materials - 0.8%
Chemicals - 0.8%
E.I. du Pont de Nemours and Company	29,010	1,049,292

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	71,550	1,969,056

Utilities - 0.9%
Electric Utilities - 0.9%
Exelon Corporation	31,650	1,221,690

Total Common Stocks (Cost $112,007,274)		$111,852,289

EXCHANGE-TRADED FUNDS - 2.1%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $4,410,476)	181,565	$2,665,374

WARRANTS - 0.1%	Shares	Value
Wells Fargo & Company - Warrants (Cost $130,130)	16,900	$143,650

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.3%	Par Value	Value
U.S. TREASURY BONDS - 3.3%
4.625%, due 02/15/40 (Cost $3,928,330)	$4,000,000	$4,271,248

MONEY MARKET FUNDS - 8.7%	Shares	Value
Evergreen Institutional Treasury Money Market Fund - Institutional Class, 0.01% (a) (Cost $11,401,209)	11,401,209	$11,401,209

Total Investments at Value - 100.0% (Cost $131,877,419)		$130,333,770

Other Assets in Excess of Liabilities - 0.0%		61,282

Total Net Assets - 100.0%		$130,395,052

* Non-income producing security.
(a) Variable rate security.  The rate shown is the 7-day effective yield as of May 31, 2010.

See accompanying notes to Schedules of Investments.

CM Advisers Fixed Income Fund
Schedule of Investments
May 31, 2010 (Unaudited)

CORPORATE BONDS - 51.3%	Par Value	Value
Consumer Discretionary - 10.3%
Auto Components - 0.8%
Johnson Controls, Inc., 5.50%, due 01/15/16	$400,000	$436,002

Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	426,765
Starbucks Corporation, 6.25%, due 08/15/17	300,000	335,422
		762,187
Household Durables - 0.7%
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	199,253
Toll Brothers, Inc., 5.15%, due 05/15/15	150,000	146,985
		346,238
Media - 3.1%
Comcast Corporation,
6.30%, due 11/15/17	200,000	222,528
5.70%, due 05/15/18	400,000	432,522
Gannett Company, Inc., 6.375%, due 04/01/12	300,000	304,500
McGraw-Hill Companies, Inc. (The),
5.90%, due 11/15/17	200,000	217,106
6.55%, due 11/15/37	400,000	439,767
		1,616,423
Multi-Line Retail - 1.3%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	567,793
6.00%, due 01/15/33	100,000	104,430
		672,223
Specialty Retail - 3.0%
Home Depot, Inc. (The),
5.40%, due 03/01/16	600,000	652,814
5.875%, due 12/16/36	300,000	295,043
Staples, Inc.,
7.75%, due 04/01/11	500,000	524,915
9.75%, due 01/15/14	100,000	122,466
		1,595,238
Consumer Staples - 8.5%
Beverages - 2.3%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	866,788
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	322,434
		1,189,222
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	670,000	777,560

Food Products - 1.6%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	850,015

Household Products - 1.3%
Church & Dwight Company, Inc., 6.00%, due 12/15/12	300,000	303,000
Clorox Company (The), 5.45%, due 10/15/12	370,000	401,767
		704,767

See accompanying notes to Schedules of Investments.

CM Advisers Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 51.3% (Continued)	Par Value	Value
Consumer Staples - 8.5% (Continued)
Personal Products - 1.8%
Estée Lauder Companies, Inc. (The), 6.00%, due 05/15/37	$880,000	$938,851

Energy - 3.4%
Energy Equipment & Services - 2.2%
Rowan Companies, Inc., 7.875%, due 08/01/19	410,000	465,074
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	390,645
6.00%, due 03/15/18	300,000	314,887
		1,170,606
Oil, Gas & Consumable Fuels - 1.2%
Valero Energy Corporation, 6.125%, due 06/15/17	570,000	597,333

Financials - 3.2%
Commercial Banks - 1.0%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	534,244

Consumer Finance - 2.2%
American Express Company,
7.00%, due 03/19/18	800,000	910,698
8.125%, due 05/20/19	200,000	243,590
		1,154,288
Health Care - 2.8%
Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	868,371

Pharmaceuticals - 1.2%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	631,684

Industrials - 7.1%
Aerospace & Defense - 0.4%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	225,841

Building Products - 1.7%
Masco Corporation,
6.125%, due 10/03/16	300,000	294,242
5.85%, due 03/15/17	400,000	387,668
7.75%, due 08/01/29	240,000	224,501
		906,411
Commercial Services & Supplies - 1.7%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	220,095
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	400,000	405,932
11.25%, due 02/01/19	200,000	252,975
		879,002
Electrical Equipment - 1.2%
Emerson Electric Company, 5.25%, due 10/15/18	570,000	627,448

Machinery - 0.2%
Dover Corporation, 5.45%, due 03/15/18	115,000	125,692

See accompanying notes to Schedules of Investments.

CM Advisers Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 51.3% (Continued)	Par Value	Value
Industrials - 7.1% (Continued)
Professional Services - 0.4%
Dun & Bradstreet Corporation (The), 6.00%, due 04/01/13	$200,000	$217,336

Road & Rail - 1.5%
CSX Corporation, 6.25%, due 03/15/18	500,000	562,306
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	218,877
		781,183
Information Technology - 4.6%
Computers & Peripherals - 2.2%
Dell, Inc., 5.65%, due 04/15/18	400,000	436,009
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	528,008
Seagate Technology HDD Holdings, 6.375%, due 10/01/11	200,000	204,250
		1,168,267
Electronic Equipment, Instruments & Components - 1.1%
Corning, Inc., 7.25%, due 08/15/36	500,000	561,182

IT Services - 1.3%
Western Union Company (The),
5.93%, due 10/01/16	600,000	657,248
6.20%, due 11/17/36	25,000	26,448
		683,696
Materials - 9.4%
Chemicals - 2.5%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	798,433
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	543,808
		1,342,241
Containers & Packaging - 1.6%
Ball Corporation, 7.375%, due 09/01/19	830,000	840,375

Metals & Mining - 3.9%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	752,269
5.87%, due 02/23/22	200,000	186,182
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	415,757
Nucor Corporation, 5.85%, due 06/01/18	300,000	335,696
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	377,628
		2,067,532
Paper & Forest Products - 1.4%
Weyerhaeuser Company, 7.375%, due 03/15/32	730,000	711,160

Telecommunication Services - 0.8%
Telecommunication Equipment - 0.8%
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	412,363

See accompanying notes to Schedules of Investments.

CM Advisers Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 51.3% (Continued)	Par Value	Value

Utilities - 1.2%
Multi-Utilities - 1.2%
Consolidated Edison, Inc., 5.85%, due 04/01/18	$570,000	$638,083

Total Corporate Bonds (Cost $23,951,663)		$27,033,064

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.0%	Par Value	Value
U.S. TREASURY BONDS - 11.0%
4.625%, due 02/15/40 (Cost $5,299,469)	$5,400,000	$5,766,185

CLOSED-END FUNDS - 0.3%	Shares	Value
Western Asset Managed High Income Fund, Inc. (Cost $102,481)	27,500	$158,400

MONEY MARKET FUNDS - 36.1%	Shares	Value
Evergreen Institutional Treasury Money Market Fund - Institutional Class, 0.01% (a) (Cost $19,012,526)	19,012,526	$19,012,526

Total Investments at Value - 98.7% (Cost $48,366,139)		$51,970,175

Other Assets in Excess of Liabilities - 1.3%		694,287

Total Net Assets - 100.0%		$52,664,462

(a) Variable rate security.  The rate shown is the 7-day effective yield as of May 31, 2010.

See accompanying notes to Schedules of Investments.

CM Advisers Family of Funds
Notes to Schedules of Investments
May 31, 2010 (Unaudited)

1.	Securities Valuation

The portfolio securities of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Generally accepted accounting principles establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2010 by security type:

CM Advisers Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$111,852,289	$--	$--	$111,852,289
Exchange-Traded Funds	2,665,374	--	--	2,665,374
Warrants	143,650	--	--	143,650
U.S. Government & Agency Obligations	--	4,271,248	--	4,271,248
Money Market Funds	--	11,401,209	--	11,401,209
Total	$114,661,313	$15,672,457	$--	$130,333,770

CM Advisers Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$--	$27,033,064	$--	$27,033,064
U.S. Government & Agency Obligations	--	5,766,185	--	5,766,185
Closed-End Funds	158,400	--	--	158,400
Money Market Funds	--	19,012,526	--	19,012,526
Total	$158,400	$51,811,775	$--	$51,970,175

CM Advisers Family of Funds
Notes to Schedules of Investments (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.

During the period, the Funds did not have any significant transfers in and out of Level 1 or Level 2.

The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at May 31, 2010.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of May 31, 2010:

	CM Advisers Fund	CM Advisers Fixed Income Fund

Cost of portfolio investments	$131,877,419	$48,366,139

Gross unrealized appreciation	$16,370,591	$3,630,146
Gross unrealized depreciation	(17,914,240)	(26,110)

Net unrealized appreciation (depreciation)	$(1,543,649)	$3,604,036

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     CM Advisers Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President
Date	July 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President
Date	July 20, 2010

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer
Date	July 20, 2010

* Print the name and title of each signing officer under his or her signature.